Cover	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 06, 2023
Entity Registrant Name	Enact Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40399
Entity Tax Identification Number	46-1579166
Entity Address, Address Line One	8325 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27615
City Area Code	919
Local Phone Number	846-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ACT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001823529
Amendment Flag	false